Taxes payable - Summary of Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable [Abstract]
Income tax payable	$ 369	$ 1,411
Other taxes payable	7,055	6,612
Total	7,424	8,023
Current	7,263	7,863
Non-current	$ 161	$ 160